CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,244)	$ 47	$ (267)
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation expense	689	587	247
Non-cash interest expense	56	38	21
Amortization of intangibles	21	(11)	45
Impairments	858	99	0
Risk management activities	(148)	(130)	26
(Gain) loss on sale of assets, net	(1)	(1)	18
Earnings from unconsolidated investments	(7)	(1)	0
Deferred income taxes	(45)	(477)	(1)
Change in value of common stock warrants	(6)	(54)	40
Reorganization Items	96	0	0
Other	14	51	35
Changes in working capital:
Accounts receivable, net	42	(64)	161
Inventory	154	(119)	(20)
Prepayments and other current assets	94	94	8
Accounts payable and accrued liabilities	84	25	(66)
Distributions from unconsolidated investments	1	3	0
Changes in non-current assets	(43)	0	3
Changes in non-current liabilities	28	5	7
Net cash provided by operating activities	645	94	221
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(293)	(301)	(125)
Acquisitions, net of cash acquired	0	(6,078)	0
Distributions from unconsolidated affiliates	14	8	0
Proceeds from asset sales, net	176	0	18
Other investing	10	3	0
Net cash used in investing activities	(93)	(6,368)	(107)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term borrowings, net of debt issuance costs	3,014	66	5,055
Repayments of borrowings	(589)	(31)	(14)
Proceeds from issuance of equity, net of issuance costs	359	(6)	1,106
Preferred stock dividends paid	(22)	(23)	0
Interest rate swap settlement payments	(17)	(17)	(18)
Repurchase of common stock	0	(250)	0
Other financing	(3)	(4)	(3)
Net cash provided by (used in) financing activities	2,742	(265)	6,126
Net increase (decrease) in cash, cash equivalents, and restricted cash	3,294	(6,539)	6,240
Cash, cash equivalents, and restricted cash, beginning of period	544	7,083	843
Cash, cash equivalents, and restricted cash, end of period	$ 3,838	$ 544	$ 7,083